Condensed Financial Statements of the Parent Company - Schedule of Condensed Balance Sheets (Parentheticals) (Details) - Parent Company [Member] - $ / shares		Jun. 30, 2025	Jun. 30, 2024
Schedule of Condensed Balance Sheets [Line Items]
Redeemable ordinary shares, par value per share (in Dollars per share)		$ 0.001	$ 0.001
Redeemable ordinary shares, shares issued. (in Shares)		1,980,000
Redeemable ordinary shares, shares outstanding (in Shares)		1,980,000
Ordinary shares, par value per share (in Dollars per share)	[1]	$ 0.001	$ 0.001
Ordinary shares, shares authorized (in Shares)	[1]	50,000,000	50,000,000
Ordinary shares, shares issued (in Shares)	[1]	16,020,000	16,020,000
Ordinary shares, shares outstanding (in Shares)	[1]	16,020,000	16,020,000

[1]	The shares are presented on a retroactive basis to reflect the reorganization (Notes 1 and 13).